COMMITMENTS & CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments Contingencies Details Narrative
Rent expense	$ 64,278	$ 64,278	$ 78,565	$ 65,623